Inverse High Yield Strategy Fund Expense Example - Class A and Class C [Member] - Inverse High Yield Strategy Fund	Aug. 01, 2025 USD ($)
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 332
Expense Example, with Redemption, 3 Years	730
Expense Example, with Redemption, 5 Years	1,254
Expense Example, with Redemption, 10 Years	2,691
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	622
Expense Example, with Redemption, 3 Years	949
Expense Example, with Redemption, 5 Years	1,297
Expense Example, with Redemption, 10 Years	$ 2,278